Issued Capital and Reserves	12 Months Ended
Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Issued Capital and Reserves
16	Issued Capital and Reserves

Year ended December 31, 2019

On September 18, 2019, BioNTech effected a 1:18 share split by issuing 206,595,492 shares by way of a capital increase from its own funds; thus, no outside proceeds were received. This capital increase came into effect upon registration with the commercial register (Handelsregister). The accompanying financial statements and notes to the financial statements give retroactive effect to the share split for all periods presented.

The financing transactions that occurred during the year ended December 31, 2019 were as follows:

Issuance of Share Capital

In January 2019, BioNTech issued 5,088,204 shares and increased its share capital by k€5,088. The cash investment of k€80,006 was received in 2018 (k€79,997).

On August 30, 2019, BioNTech entered into agreements with the Bill & Melinda Gates Foundation (BMGF). BMGF agreed to purchase 3,038,674 ordinary shares with nominal amount of k€ 3,039 of BioNTech for a total of k€49,864 (k$55,000). These agreements require BioNTech to perform certain research and development activities to advance the development of products for the prevention and treatment of HIV and tuberculosis. In the event of a breach of the underlying conditions, including such research and development activities, BMGF has the right to sell its shares back to BioNTech at the initial share price or fair market value, whichever is higher, subject to certain conditions. BioNTech’s ability to pay dividends is also limited under the terms of these agreements.

Capital Increase Series B

In June and August 2019, BioNTech issued an aggregate of 12,465,288 of ordinary shares (excluding 5,524,506 ordinary shares which were issued to a Hong Kong-based investor and subsequently transferred to BioNTech for no consideration; these shares are held as treasury shares) to certain new and existing shareholders at a price of USD 18.10 per share for aggregate proceeds of k€198,548 (k$225,622). These share issuances led to an increase of share capital of k€ 17,990 and capital reserve of k€ 186,390 and recognition of a treasury share balance of k€ 5,525.

Initial Public Offering (IPO)

On October 10, 2019, BioNTech increased its share capital by k€10,000 in conjunction with the Initial Public Offering. American Depositary Shares which represent ordinary shares were offered on the Nasdaq Global Select Market at a price of $15.00. On November 6, 2019, BioNTech increased its share capital by k€517 upon the execution of the underwriter´s option. American Depositary Shares which represent ordinary shares were issued at a price of $15.00 (under both issuances). The gross proceeds were k€143,260 (k$157,761) including k€10,517 increase in share capital and k€132,743 increase in capital reserve.

Acquisition of Non-Controlling Interest

As of March 14, 2019, BioNTech acquired the remaining 5.5% of non-controlling interests in BioNTech Cell & Gene Therapies GmbH held by Eli Lilly Nederland B.V. in exchange of issuing 2,374,794 new ordinary shares with an imputed share in the share capital of €1.00 each. This acquisition was recognized within equity and resulted in the derecognition of the non-controlling interest of k€731 as well as an increase to the share capital of k€2,375. The net effect of the transaction of k€1,644 was recognized as a decrease in the capital reserve.

Year ended December 31, 2018

During the year ended December 31, 2018, the issued capital increased by k€26,532. The increase was mainly related to k€22,588 issued during the Series A financing round, k€3,361 issued as share capital and k€583 issued in the course of settling the share-based payment plan. As a result of the financing transactions the capital reserve increased during the year ended December 31, 2018, by k€335,193.

Year ended December 31, 2017

During the year ended December 31, 2017, a capital increase from company funds increased the issued capital and decreased the capital reserve by k€163,494.